Annual Fund Operating Expenses - Dodge & Cox Balanced Fund - Dodge & Cox Balanced Fund	May 01, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.53%